SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses		$ 135,708	[1]	$ 99,297	[2]
Deposits		50,444	[3]	76,223	[4]	[4]
Total prepaid expenses and other current assets		726,598		175,520
Loan receivables from third parties	[5]	$ 540,446

[1]	The balance of prepaid expenses represented prepaid transport services expenses and other miscellaneous fees.
[2]	The balance of prepaid expenses represented prepaid transport services expenses and other miscellaneous fees.
[3]	The balance of deposits represented rental and utilities deposits.
[4]	The balance of deposits represented rental and utilities deposits.
[5]	As of June 30, 2026, loan receivables from third parties primarily consisted of a $300,000 promissory note issued by Yocto Investments LLC, Quetta Acquisition Corp. (the “SPAC”)’s sponsor, in favor of SKG, and $240,466 of extension fees paid on behalf of Quetta. Upon completion of the De-SPAC transaction, the promissory note would be converted into that number of securities of the SPAC or the post-De-SPAC surviving company at $3.00 per share. The extension fees were paid at $60,000 per month.